UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09060

HOLLAND BALANCED FUND

(Exact name of registrant as specified in charter)

375 Park Avenue

New York, New York 10152

(Address of principal executive offices)(Zip code)

Copy to:

MICHAEL F. HOLLAND

375 PARK AVENUE

NEW YORK, NEW YORK 10152

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 486-2002

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments.

Holland Series Fund, Inc.

Holland Balanced Fund ¡ PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)	Shares	Value
Common Stocks(a)–71.9%
Beverages–4.2%
PepsiCo, Inc.	16,000	$1,130,560

Consumer Finance–4.0%
American Express Co.	18,500	1,076,885

Diversified Financial Services–2.6%
JPMorgan Chase & Co.	20,000	714,600

Energy Equipment & Services–3.8%
Schlumberger, Ltd.	15,800	1,025,578

Food & Staples Retailing–5.1%
Wal-Mart Stores, Inc.	20,000	1,394,400

Industrial Conglomerates–8.5%
3M Co.	13,600	1,218,560
General Electric Co.	52,900	1,102,436

		2,320,996

Insurance–8.9%
Berkshire Hathaway, Inc. Class A*	10	1,249,450
Chubb Corp.	16,000	1,165,120

		2,414,570

IT Services–4.6%
International Business Machines Corp.	6,400	1,251,712

Media–9.1%
Comcast Corp. Class A	37,000	1,182,890
The Walt Disney Co.	26,400	1,280,400

		2,463,290

Oil, Gas & Consumable Fuels–4.5%
Exxon Mobil Corp.	14,300	1,223,651

Pharmaceuticals–4.0%
Johnson & Johnson	16,200	1,094,472

Semiconductors & Semiconductor Equipment–4.2%
Intel Corp.	42,700	1,137,955

Software–4.3%
Microsoft Corp.	37,900	1,159,361

1

Holland Series Fund, Inc.

Holland Balanced Fund ¡ PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)	Shares	Value
Common Stocks(a) – Continued
Specialty Retail–4.1%
Home Depot, Inc.	21,000	$1,112,790

Total Common Stocks (Cost–$14,227,546)		19,520,820

	Principal
U.S. Government Security–24.9%
U.S. Treasury Note–24.9%
United States Treasury Note, 0.375% due 10/31/12 (Cost $6,748,999)	$6,750,000	6,756,068
Total Investments–96.8% (Cost–$20,976,545)		26,276,888

Other Assets In Excess Of Liabilities–3.2%		856,690

Net Assets–100%
Applicable to 1,674,797 outstanding $0.01 par value shares (authorized 1,000,000,000)		$27,133,578

(a)	All percentages are based on the net assets of the Holland Balanced Fund as of June 30, 2012.
*	Non-income producing

2

Holland Series Fund, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

June 30, 2012

ORGANIZATION

The Holland Series Fund, Inc. (the “Company”) was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the “Fund”).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the impact of all events or transactions occurring after period end through the date this portfolio of investments was issued, and has determined that there were no subsequent events requiring recognition or disclosure.

Valuation

Equity securities traded on an exchange are valued at their last sales price on that exchange with the exception of equity securities listed on NASDAQ where the NASDAQ Official Closing Price is used. Debt securities for which over-the-counter market quotations are available are valued at the latest bid price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Directors of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below. The Fund’s hierarchy can be found below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$19,520,820	$—	$—	$19,520,820
U.S. Government Securities	—	6,756,068	—	6,756,068

Total	$19,520,820	$6,756,068	$—	$26,276,888

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. At June 30, 2012, there were no transfers between Level 1, 2 or 3 based on the valuation input Levels on September 30, 2011.

Holland Series Fund, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

June 30, 2012

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the “Notes to Financial Statements” in the Fund’s most recent annual report for the twelve months ended September 30, 2011 previously filed with the Securities and Exchange Commission on Form N-CSR on November 30, 2011 (Accession No. 0000950123-11-101183).

INCOME TAXES

At June 30, 2012, the cost basis of investments was $20,976,545. Net unrealized appreciation of the Fund’s investment securities was $5,300,343 of which $5,895,982 related to appreciated investment securities and $595,639 related to depreciated investment securities.

Item 2.	Controls and Procedures.

(a)	The registrant’s president and treasurer has evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.

By:	/s/ Michael F. Holland
Michael F. Holland
President of the Holland Series Fund, Inc.

Date: August 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Michael F. Holland
Michael F. Holland
President and Treasurer of the Holland Series Fund, Inc.

Date: August 17, 2012